Supplement to the

Fidelity Advisor Consumer Staples Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Consumer Staples Portfolio

Fidelity Advisor Gold Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Gold Portfolio

Fidelity Advisor Materials Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Materials Portfolio

Fidelity Advisor Telecommunications Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Telecommunications Portfolio

Funds of Fidelity® Select Portfolios®

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2009

Kristina Salen has replaced Gavin Baker as the portfolio manager of Telecommunications.

The following information supplements similar information found in the "Management Contracts" section beginning on page 36.

The following table provides information relating to other accounts managed by Ms. Salen as of July 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 509	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Telecommunications ($288 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2009
Kristina Salen	Telecommunications	none

FASFB-10-01 February 5, 2010
1.848947.106